Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 3.4	$ 3.4	$ 4.7